Provision for Loan Losses	6 Months Ended
Jun. 30, 2019
Provision for Loan Losses [Abstract]
PROVISION FOR LOAN LOSSES
9.	PROVISION FOR LOAN LOSSES

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company's past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The provision is calculated at portfolio-level since our loans portfolio is generally comprised of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio types: Business and Personal. The provision consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collateral and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company calculates the provision amount as below:

1.	General Reserve - this reserve covers potential losses due to risks related to the region of China, industry, company or types of loan. The reserve rate is determined by total loan receivable balance and to be used to cover unidentified probable loan loss.

2.	Special Reserve - is fund set aside covering losses due to risks related to the region of China, industry, company or type of loans. The reserve rate could be decided based on management estimate of loan collectability. The loan portfolio did not include any loans outside of the PRC.

Generally, the primary factors for the evaluation of provision for loan losses consist of business performance, financial position, cash flow and other operational performance of the debtors. Among these, cash flow of the debtors is the primary funding source for repayment for determining the provision for loan losses and any collateral, pledged asset or guarantee is considered as a secondary funding source for repayment.

Besides the repayment ability and willingness to repay, the Company evaluates the provision for loan losses of collateral backed loans based on whether the fair value of the collateral if the repayment is expected to be provided by the collateral is sufficient or not. For loans with pledged assets, the net realizable value of pledged assets for pledged backed loans will be estimated to see if they have sufficient coverage on the loans. For the guarantee backed loans, the Company evaluates the provision for loan losses based on the combination of the guarantee, including the fair value and net realizable value of guarantor's financial position, credibility, liquidity and cash flow.

As of June 30, 2019, the percentage of guarantee back loans, pledged asset backed loans, and collateral backed loans were 31.8%, 65.4% and 2.8% respectively. As of December 31, 2018, the percentage of guarantee back loans, pledged asset backed loans, and collateral backed loans were 29.5%, 67.9% and 2.6% respectively.

The valuation assessment of collateral and pledged assets was based on the valuation report issued by a valuation firm or the Company's internal risk control department. The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group's average loan term is less than 9 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits.

China Lending Group issues guarantee-backed loans in accordance with its loan management policy, and each guarantee-backed loan will undergo standard assessment procedures for willingness and ability of the guarantor to perform under its guarantee. China Lending Group accepts guarantees provided by three types of guarantors: professional guarantee companies, corporations and individuals which includes related parties (see note 21).

In assessing the willingness and ability of a professional guarantee company to perform under a guarantee, the Company consider factors including its guarantee licenses, size of registered capital, corporate governance, internal audit system, risk management and compensation system, risk reserve, length of operation history especially cooperation history with China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of a corporate guarantor to perform under a guarantee, the Company consider factors including nature of its businesses, size of registered capital, annual revenues, continuous profitability in the past three years, stability and adequacy of income and cash flows, clean credit history, current liabilities, willingness to accept credit monitoring by China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of an individual guarantor to perform under a guarantee, the Company consider factors including their residency, whether being able to provide permanent residential addresses, marital status, occupations, legitimacy and stability of incomes, assets and liabilities, clean credit history, no criminal history, their default costs and other pertinent factors such as the loan size backed by guarantee over their net assets.

As of June 30, 2019 and December 31, 2018, loan receivable of US$154,018,215 and US$128,904,336 were charged of specific reserve with specific provision rates ranging between 10%-100% and 50%-100%, respectively.

While management uses the best information available to make loan loss provision evaluations, adjustments to the provision may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following tables present the activity in the provision for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of June 30, 2019 and December 31, 2018, and for the six months ended June 30, 2019 and 2018:

Provision for loan losses for the six months ended June 30, 2019

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$35,355,922	$93,571,678	$128,927,600
Provisions	7,029,408	18,169,032	25,198,440
Reversals	(254)	-	(254)
Foreign currency translation adjustment	(27,513)	(67,680)	(95,193)
Provision for loan losses ending balance	$42,357,563	$111,673,030	$154,030,593
Ending balance: individually evaluated for impairment	$42,345,185	$111,673,030	$154,018,215
Ending balance: collectively evaluated for impairment	$12,378	$-	$12,378

Provision for loan losses for the six months ended June 30, 2018

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$22,365,076	$41,929,614	$64,294,690
Charge-offs	(5,329,466)	-	(5,329,466)
Provisions	18,693,941	28,942,157	47,636,098
Foreign currency translation adjustment	(1,090,531)	(1,818,978)	(2,909,509)
Provision for loan losses ending balance	$34,639,020	$69,052,793	$103,691,813
Ending balance: individually evaluated for impairment	$34,639,020	$69,041,158	$103,680,178
Ending balance: collectively evaluated for impairment	$-	$11,635	$11,635

In June 2016, the FASB issued new accounting guidance ASU 2016-13 for recognition of credit losses on financial instruments, which is effective January 1, 2020, with early adoption permitted on January 1, 2019. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (CECL) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves.

CECL adoption will have broad impact on the financial statements of financial services firms, which will affect key profitability and solvency measures. Some of the more notable expected changes include:

-	Higher loan loss reserve levels and related deferred tax assets. While different asset types will be impacted differently, the expectation is that reserve levels will generally increase across the board for all financial firms.

-	Increased reserve levels may lead to a reduction in capital levels.

-	As a result of higher reserving levels, the expectation is that CECL will reduce cyclicality in financial firms' results, as higher reserving in "good times" will mean that less dramatic reserve increases will be loan related income (which will continue to be recognized on a periodic basis based on the effective interest method) and the related credit losses (which will be recognized up front at origination). This will make periods of loan expansion seem less profitable due to the immediate recognition of expected credit losses. Periods of stable or declining loan levels will look comparatively profitable as the income trickles in for loans, where losses had been previously recognized.